Ordinary Shares - Additional Information (Detail) $ / shares in Units, ¥ in Thousands, $ in Thousands		12 Months Ended
	Jun. 22, 2021 CNY (¥) shares	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2021 USD ($) shares	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2019 CNY (¥)	Dec. 31, 2021 USD ($) $ / shares shares	Dec. 31, 2020 $ / shares	Dec. 31, 2020 CNY (¥) shares	Nov. 30, 2020 $ / shares shares
Stock repurchased during period, shares | shares		177,267,715	177,267,715	190,527,542
Stock repurchased during period, value | ¥		¥ 1,665,018		¥ 811,152	¥ 543,211
Share-based payment arrangement, expense | ¥		¥ 3,837,913		3,486,307	455,634
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares		866,230,796	866,230,796
Stock issued during period, value, stock options exercised | ¥		¥ 4,993		48,757	101,839
Proceeds from Issuance Initial Public Offering	¥ 11,059,043	¥ 11,059,043	$ 1,735,405	0	¥ 0
Shareholder Resolutions [Member]
Reclassification of ordinary shares from one class to another | shares		2,013,034,312	2,013,034,312
Truck Alliance [Member]
Stock repurchased during period, value | ¥		¥ 1,077,505		489,391
Share-based payment arrangement, expense | ¥		38,929		¥ 112,558
Minimum [Member]
Reduction in common stock | ¥		12						¥ 12
Reduction in additional paid in capital | ¥	8,389	1,038,564						376,820
Maximum [Member]
Reduction in additional paid in capital | ¥	¥ 33,587,714	626,431
Employees
Reduction in additional paid in capital | ¥								117,211
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares				106,422,541
Stock issued during period, value, stock options exercised | ¥				¥ 385,270
Employees | Minimum [Member]
Reduction in common stock | ¥								7
Reduction in additional paid in capital | ¥								268,052
Common Class A [Member]
Reduction in common stock		¥ 1,198				$ 188		¥ 233
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares		351,972,260	351,972,260
Common stock, shares authorized | shares		40,000,000,000				40,000,000,000		33,562,015,467	33,562,015,467
Common stock, par or stated value per share | $ / shares						$ 0.00001	$ 0.00001		$ 0.00001
Common Stock, Shares, Issued | shares		18,505,617,508				18,505,617,508		3,517,944,736
Common Class A [Member] | Private Placement [Member]
Common Stock, Shares, Issued | shares	210,526,314
Common Class A [Member] | Public investor [Member]
Common Stock, Shares, Issued | shares	1,650,000,000
Common Class B [Member]
Reduction in common stock		¥ 218				$ 34		¥ 63
Share-based compensation arrangement by share-based payment award, options, exercises in period | shares		514,258,536	514,258,536
Common stock, shares authorized | shares		10,000,000,000				10,000,000,000		963,610,653	963,610,653
Common stock, par or stated value per share | $ / shares						$ 0.00001	$ 0.00001		$ 0.0001
Common Stock, Shares, Issued | shares		3,323,790,823				3,323,790,823		963,610,653
Withheld of shares | shares		169,834,500				169,834,500
Common Class B [Member] | Minimum [Member]
Reduction in common stock | ¥		¥ 11